Common Shares	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Common Shares	Common Shares
As of December 31, 2022 the Company had:
•Approximately 38.4 million common shares outstanding, the $0.01 par value of which is recorded as common stock of $1.1 million.
•Paid-in capital of $2.1 billion which substantially represents the excess net proceeds from common stock issuances over the par value as well as the amount of cumulative restricted stock amortization.
•Treasury stock of $17.7 million representing the cost at which the Company repurchased approximately 2.3 million of its own shares.
Equity Issuance

In November 2021, the Company issued approximately 19.4 million shares of its common stock, par value $0.01 per share, at $9.00 per share in an underwritten public offering. Scorpio Services Holding Limited, a related party to the Company, purchased approximately 3.7 million common shares in the offering at the public offering price. In addition, Robert Bugbee (the Company’s President) and a non-executive director agreed to purchase 222,222 and 11,111 common shares, respectively, at the public offering price. The Company received approximately $165.9 million of net proceeds from the issuance.

Share Repurchase Program

In August 2022, the Company repurchased 2,292,310 shares of its common stock (the “Shares”) from INCJ SJ Investment Limited, for approximately $17.0 million. The Company issued the Shares to INCJ, Ltd. as part of the acquisition price paid by it to acquire Seajacks in August 2021. The repurchase of the Shares was made under the Company’s then existing board authorized repurchase plan. The Shares are held in treasury stock.

In September 2022, the Company’s Board of Directors authorized a new share repurchase program to purchase up to an aggregate of $50.0 million of the Company’s common shares (the “Program”). This new share repurchase program replaced the Company’s previous share repurchase program that was authorized in January 2019 and that was terminated in conjunction with the authorization of the new share repurchase program. The specific timing and amounts of the repurchases will be in the sole discretion of management and may vary based on market conditions and other factors. The Company is not obligated under the terms of the program to repurchase any of its common shares. The authorization has no expiration date.

As of December 31, 2022, $50.0 million remained available under the Program.

In February 2021, the Company retired approximately 2.0 million or $74.1 million of treasury stock.

Dividends
During 2022 and 2021, the Company’s Board of Directors declared and paid quarterly cash dividends totaling $0.04 per share and $0.12 per share, or $1.6 million and $1.7 million, respectively.